Defined Contribution Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Company contributions under 401 (k) Plan	$ 173	$ 35